Subsequent event (Details) - Acquisition of interests [member] - Suncor Energy UK [Member] $ in Millions	Mar. 03, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Total purchase price	$ 850
Contingent payments	$ 250
Non-operated interest	29.89%
Operated interest	40.00%